WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 24.9% (a)	Shares	Value
Crude & Refined Products - 5.6%
Delek Logistics Partners, L.P. (b)	6,388	$ 277,048
Genesis Energy, L.P. (b)	43,650	459,198
MPLX, L.P. (b)	69,208	3,599,508
		4,335,754
Gathering & Processing - 2.7%
Western Midstream Partners, L.P. (b)	51,509	2,119,595

Natural Gas Liquids Infrastructure - 16.6%
Energy Transfer, L.P. (b)	363,085	7,435,981
Enterprise Products Partners, L.P. (b)	167,769	5,477,658
		12,913,639

Total Master Limited Partnerships (Cost $16,491,542)		$ 19,368,988

MLP RELATED COMPANIES - 74.6%	Shares	Value
Crude & Refined Products - 13.1%
Enbridge, Inc. (b)	141,463	$ 6,116,860
Plains GP Holdings, L.P. - Class A (b)	175,345	3,708,547
South Bow Corporation (b)	14,829	354,413
		10,179,820
Gathering & Processing - 24.3%
Antero Midstream Corporation (b)	231,588	3,714,672
DT Midstream, Inc. (b)	35,346	3,572,774
Hess Midstream, L.P. - Class A (b)	96,441	3,906,824
Kinetik Holdings, Inc. (b)	55,549	3,579,022
Targa Resources Corporation (b)	21,206	4,173,340
		18,946,632
Liquefied Natural Gas - 5.3%
Cheniere Energy, Inc. (b)	16,588	3,709,906
NextDecade Corporation (b)(c)	51,849	439,680
		4,149,586
Natural Gas Liquids Infrastructure - 11.2%
ONEOK, Inc. (b)	58,552	5,689,518

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 74.6% (Continued)	Shares	Value
Natural Gas Liquids Infrastructure - 11.2% (Continued)
Pembina Pipeline Corporation (b)	83,288	$ 3,007,530
		8,697,048
Natural Gas Pipelines - 20.0%
Kinder Morgan, Inc. (b)	227,410	6,249,227
TC Energy Corporation (b)	70,821	3,190,486
Williams Companies, Inc. (The) (b)	111,144	6,160,712
		15,600,425
Water - 0.7%
Aris Water Solutions, Inc. - Class A (b)	21,128	539,398

Total MLP Related Companies (Cost $48,915,301)		$ 58,112,909

Investments at Value - 99.5% (Cost $65,406,843)		$ 77,481,897

Other Assets in Excess of Liabilities - 0.5%		357,053

Net Assets - 100.0%		$ 77,838,950

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2025 was $66,078,732.
(c)	Non-income producing security.

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 02/21/25	$ 16 .00	1,986	$ 3,185,544	$ 89,370
Antero Midstream Corporation, 02/21/25	17 .00	194	311,176	2,910
Antero Midstream Corporation, 03/21/25	18 .00	20	32,080	200
Aris Water Solutions, Inc. - Class A, 02/21/25	30 .00	198	505,494	3,960
Aris Water Solutions, Inc. - Class A, 03/21/25	35 .00	2	5,106	170
Cheniere Energy, Inc., 02/21/25	220 .00	145	3,242,925	155,149
Cheniere Energy, Inc., 02/21/25	230 .00	7	156,555	2,681
Cheniere Energy, Inc., 02/21/25	260 .00	4	89,460	92
Cheniere Energy, Inc., 03/21/25	260 .00	1	22,365	95
Delek Logistics Partners, L.P., 02/21/25	45 .00	60	260,220	1,200
DT Midstream, Inc., 02/21/25	105 .00	17	171,836	2,890
DT Midstream, Inc., 02/21/25	110 .00	15	151,620	3,000
DT Midstream, Inc., 02/21/25	120 .00	281	2,840,348	24,588
DT Midstream, Inc., 03/21/25	110 .00	19	192,052	5,178
DT Midstream, Inc., 03/21/25	120 .00	3	30,324	660
Enbridge, Inc., 02/21/25	45 .00	156	674,544	3,588
Enbridge, Inc., 02/21/25	47 .50	1,176	5,085,024	5,880
Enbridge, Inc., 03/21/25	47 .50	11	47,564	99
Energy Transfer, L.P., 02/21/25	20 .00	178	364,544	11,748
Energy Transfer, L.P., 02/21/25	21 .00	3,288	6,733,824	72,336
Enterprise Products Partners, L.P., 02/21/25	34 .00	26	84,890	468
Enterprise Products Partners, L.P., 02/21/25	35 .00	10	32,650	60
Enterprise Products Partners, L.P., 03/21/25	34 .00	1,552	5,067,280	60,528
Genesis Energy, L.P., 03/21/25	12 .50	223	234,596	1,115
Hess Midstream, L.P. - Class A, 02/21/25	39 .00	41	166,091	13,018
Hess Midstream, L.P. - Class A, 02/21/25	41 .00	867	3,512,217	39,015
Hess Midstream, L.P. - Class A, 03/21/25	43 .00	8	32,408	240
Kinder Morgan, Inc., 02/21/25	29 .00	230	632,040	3,450
Kinder Morgan, Inc., 02/21/25	30 .00	158	434,184	1,106
Kinder Morgan, Inc., 02/21/25	31 .00	1,684	4,627,632	6,736

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Kinder Morgan, Inc., 03/21/25	$ 30 .00	70	$ 192,360	$ 1,750
Kinder Morgan, Inc., 03/21/25	32 .00	18	49,464	126
Kinetik Holdings, Inc., 02/21/25	65 .00	18	115,974	3,735
Kinetik Holdings, Inc., 02/21/25	70 .00	4	25,772	220
Kinetik Holdings, Inc., 02/21/25	75 .00	449	2,892,907	21,328
Kinetik Holdings, Inc., 03/21/25	70 .00	56	360,808	8,680
MPLX, L.P., 02/21/25	55 .00	293	1,523,893	3,223
MPLX, L.P., 03/21/25	55 .00	364	1,893,164	12,740
NextDecade Corporation, 02/21/25	8 .00	46	39,008	3,335
NextDecade Corporation, 02/21/25	10 .00	438	371,424	4,380
NextDecade Corporation, 03/21/25	10 .00	8	6,784	200
ONEOK, Inc., 02/21/25	110 .00	301	2,924,817	2,107
ONEOK, Inc., 02/21/25	115 .00	5	48,585	25
ONEOK, Inc., 03/21/25	115 .00	4	38,868	108
Pembina Pipeline Corporation, 02/21/25	40 .00	686	2,477,146	6,860
Pembina Pipeline Corporation, 03/21/25	40 .00	105	379,155	2,625
Plains GP Holdings, L.P. - Class A, 02/21/25	22 .00	1,101	2,328,615	22,020
Plains GP Holdings, L.P. - Class A, 02/21/25	23 .00	1	2,115	3
Plains GP Holdings, L.P. - Class A, 03/21/25	22 .00	543	1,148,445	19,005
Plains GP Holdings, L.P. - Class A, 03/21/25	23 .00	19	40,185	285
South Bow Corporation, 02/21/25	25 .00	6	14,340	360
South Bow Corporation, 02/21/25	30 .00	133	317,870	1,330
South Bow Corporation, 03/21/25	30 .00	1	2,390	80
Targa Resources Corporation, 02/21/25	230 .00	7	137,760	280
Targa Resources Corporation, 02/21/25	240 .00	1	19,680	25
Targa Resources Corporation, 03/21/25	210 .00	191	3,758,880	100,274
Targa Resources Corporation, 03/21/25	230 .00	2	39,360	240
TC Energy Corporation, 02/21/25	50 .00	696	3,135,480	10,440

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Western Midstream Partners, L.P., 02/21/25	$ 42 .00	48	$ 197,520	$ 1,680
Western Midstream Partners, L.P., 03/21/25	42 .00	441	1,814,715	30,870
Williams Companies, Inc. (The), 02/21/25	60 .00	1,027	5,692,661	27,729
Williams Companies, Inc. (The), 03/21/25	65 .00	28	155,204	560
Total Written Option Contracts (Premiums $883,762)			$ 71,071,942	$ 798,153

The average monthly notional value of written option contracts during the three months ended January 31, 2025 was $68,784,099.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

MLP RELATED COMPANIES - 100.8%	Shares	Value
Exploration & Production - 63.0%
APA Corporation (a)	5,200	$ 114,036
Chevron Corporation (a)	13,500	2,014,065
ConocoPhillips (a)	9,300	919,119
Coterra Energy, Inc. (a)	8,123	225,170
Devon Energy Corporation (a)	6,409	218,547
Diamondback Energy, Inc. (a)	2,959	486,341
EOG Resources, Inc. (a)	5,143	646,938
EQT Corporation (a)	6,561	335,398
Exxon Mobil Corporation (a)	23,300	2,489,139
Hess Corporation (a)	3,332	463,248
Occidental Petroleum Corporation (a)	8,852	412,946
Texas Pacific Land Corporation (a)	216	280,188
		8,605,135
Gathering & Processing - 3.3%
Targa Resources Corporation (a)	2,291	450,869

Natural Gas Liquids Infrastructure - 4.5%
ONEOK, Inc. (a)	6,353	617,321

Natural Gas Pipelines - 9.4%
Kinder Morgan, Inc. (a)	20,829	572,381
Williams Companies, Inc. (The) (a)	12,913	715,768
		1,288,149
Oilfield Services & Equipment - 9.7%
Baker Hughes Company (a)	10,518	485,721
Halliburton Company (a)	9,581	249,298
Schlumberger Ltd. (a)	14,605	588,289
		1,323,308

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 100.8% (Continued)	Shares	Value
Refining - 10.9%
Marathon Petroleum Corporation (a)	3,449	$ 502,554
Phillips 66 (a)	4,478	527,822
Valero Energy Corporation (a)	3,437	457,121
		1,487,497

Investments at Value - 100.8% (Cost $13,929,780)		$ 13,772,279

Liabilities in Excess of Other Assets - (0.8%)		(103,250)

Net Assets - 100.0%		$ 13,669,029

(a) All or a portion of the security covers a written call option. The total value of securities as of January 31, 2025 was $13,354,109.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 02/21/25	$ 25 .00	49	$ 107,457	$ 490
Baker Hughes Company, 02/21/25	46 .00	99	457,182	12,276
Chevron Corporation, 02/21/25	155 .00	135	2,014,065	8,370
ConocoPhillips, 02/21/25	105 .00	93	919,119	4,650
Coterra Energy, Inc., 02/21/25	26 .00	77	213,444	16,247
Devon Energy Corporation, 02/21/25	35 .00	60	204,600	5,100
Diamondback Energy, Inc., 02/21/25	175 .00	28	460,208	2,968
EOG Resources, Inc., 02/21/25	130 .00	50	628,950	6,150
EQT Corporation, 02/21/25	55 .00	65	332,280	4,095
Exxon Mobil Corporation, 02/21/25	115 .00	233	2,489,139	2,796
Halliburton Company, 02/21/25	30 .00	91	236,782	364
Hess Corporation, 02/21/25	140 .00	31	430,993	7,750
Kinder Morgan, Inc., 02/21/25	31 .00	197	541,356	788
Marathon Petroleum Corporation, 02/21/25	150 .00	32	466,272	10,720
Occidental Petroleum Corporation, 02/21/25	52 .50	84	391,860	1,428
ONEOK, Inc., 02/21/25	115 .00	60	583,020	300
Phillips 66, 02/21/25	125 .00	42	495,054	2,730
Schlumberger Ltd., 02/21/25	42 .50	146	588,088	4,526
Targa Resources Corporation, 02/21/25	240 .00	22	432,960	550
Texas Pacific Land Corporation, 02/21/25	1,500 .00	2	259,434	850
Valero Energy Corporation, 02/21/25	135 .00	32	425,600	10,880
Williams Companies, Inc. (The), 02/21/25	60 .00	117	648,531	3,159
Williams Companies, Inc. (The), 02/21/25	65 .00	5	27,715	25
Total Written Option Contracts (Premiums $150,724)			$ 13,354,109	$ 107,212

The average monthly notional value of written option contracts during the three months ended January 31, 2025 was $13,783,903.